Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	FRANKLIN MUNICIPAL SECURITIES TRUST
Central Index Key	0000881309
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Oct. 01, 2016
Franklin Municipal Securities Trust-11 | FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND | CLASS A
Risk/Return:
Trading Symbol	FCAMX
Franklin Municipal Securities Trust-11 | FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND | CLASS C
Risk/Return:
Trading Symbol	FCAHX
Franklin Municipal Securities Trust-11 | FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FVCAX
Franklin Municipal Securities Trust-11 | FRANKLIN TENNESSEE MUNICIPAL BOND FUND | CLASS A
Risk/Return:
Trading Symbol	FRTIX
Franklin Municipal Securities Trust-11 | FRANKLIN TENNESSEE MUNICIPAL BOND FUND | Advisor Class
Risk/Return:
Trading Symbol	FTMZX